Cover page Document	Jan. 12, 2020
Cover page.
Entity Central Index Key	0001041061
Title of 12(b) Security	Common Stock, no par value
Entity Incorporation, State or Country Code	NC
Entity Registrant Name	YUM! BRANDS, INC.
Entity File Number	1-13163
Entity Tax Identification Number	13-3951308
Entity Address, Address Line One	1441 Gardiner Lane,
Entity Address, City or Town	Louisville,
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40213
City Area Code	(502)
Local Phone Number	874-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	YUM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Document Type	8-K/A
Document Period End Date	Jan. 12, 2020
Amendment Description	YUM! Brands, Inc. (the Company) is filing this amendment No. 1 on Form 8-K/A (this "Amendment" to amend its Current Report on Form 8-K, as originally filed with the U.S. Securities and Exchange Commission on January 13, 2020 (the "Original Form 8-K"). The Original Form 8-K, which reported the appointment of Keith Barr and Annie Young-Scrivner to the Company’s Board of Directors (the Board). At the time of their appointment, the Board had not appointed Mr. Barr or Ms. Young-Scrivner to any of its standing committees. On January 24, 2020, the Board appointed Mr. Barr to the Board’s Management Planning and Development Committee and Ms. Young-Scrivner to the Board’s Audit Committee, effective immediately. The Company hereby amends the Original Form 8-K to include such information.